Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Estimated Use Full Life Of Asset Explanatory	For assets available for use, depreciation is computed either using the straight-line method or the declining balance method over the estimated useful lives of the assets, as described below:
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Production facilities — 20 to 50 years
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Equipment — 1 to 10 years straight-line and 1 to 5 years declining balance
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Right of use assets and leasehold improvements — Shorter of estimated useful life or lease term